Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000012470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polaris Global Value Fund
Without Sales Load [Member] | C000012470
Average Annual Return [Line Items]
Average Annual Return, Percent		13.63%	12.83%	7.43%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.26%	14.55%	10.66%